Earnings (Loss) per Share - Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	44,750,777	64,846,974	25,170,612	25,064,547
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			18,736,936	18,446,525
Warrants on convertible preferred stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			708,493	1,021,466
Options and RSUs to acquire common stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			5,203,174	5,074,547
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total			522,009	522,009